SUPPLEMENTARY INFORMATION TO THE STATEMENTS OF PROFIT AND LOSS (Schedule of Income and Expenses) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017		Dec. 31, 2016
Cost of goods sold
Cost of materials	$ 54,888	$ 41,179		$ 36,154
Salary and related expenses	14,867	13,137		10,596
Depreciation and amortization	2,859	2,504		2,443
Energy	1,426	1,202		959
Subcontractors	3,633	3,995		2,833
Other manufacturing expenses	989	1,572		1,057
Total expenses	78,662	63,589		54,042
Decrease (increase) in inventories	(5,665)	7,148		2,092
Total cost of revenues	72,997	70,737		56,134
Research and development
Salary and related expenses	5,823	6,413		5,237
Subcontractors	2,275	3,392		8,318
Materials and allocation of facility costs	1,131	1,101		1,907
Others	518	1,067		783
Research and development expenses	9,747	11,973		16,245
Selling and marketing
Salary and related expenses	1,647	1,470		1,272
Marketing support	121	95		79
Packing, shipping and delivery	477	607		494
Marketing and advertising	424	627		337
Registration and marketing fees	470	1,162		796
Others	491	437		265
Selling and marketing expenses	3,630	4,398		3,243
General and administrative
Salary and related expenses	3,085	3,138		3,029
Employees welfare	1,151	2,182		1,465
Professional fees and public company expense	2,012	1,549	[1]	1,416	[1]
Depreciation, amortization and impairment	686	649		712
Communication and software services	675	554	[1]	362	[1]
Others	916	201	[1]	369	[1]
General and administrative expenses	8,525	8,273		7,353
Financial incomes
Interest income and gains from marketable securities	820	500		469
Financial expenses
Fees and interest paid to financial institutions	$ 340	$ 162		$ 126

[1]	Reclassified